Environmental Trust Funds (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Environmental Trust Funds

	UNITED STATES DOLLAR
	2017	2016
Balance at beginning of the year	44.5	35.0
Contributions from continuing operations	8.6	7.5
Interest earned	0.5	1.0
Translation adjustment	1.9	1.0

Balance at end of the year	55.5	44.5